Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

($ millions)	2025	2024
Employee future benefits (Note 24)	648	551
Other investments	246	225
Equity investments (1)	215	259
RECs (Note 8)	169	176
Supplemental Executive Retirement Plan ("SERP")	123	127
Deferred payment agreements (Note 6)	80	—
Operating leases (Note 15)	60	64
Derivatives	32	48
Deferred compensation plan	29	29
Other	180	174
	1,782	1,653
(1)    Includes investments in Belize Electricity until the October 31, 2025 date of disposition and Wataynikaneyap Power